EQUITY METHOD INVESTMENT (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,326		$ 1,326		$ 1,322
Equity in net loss of affiliate	$ 23		$ 48		74
Smart Soil [Member] | &ever GmBH [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments					$ 1,322
Equity Method Investment, Ownership Percentage					25.00%